Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Schedule of Gain On Remeasurement At Acquisition Date (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 26, 2025 USD ($)	Sep. 26, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 26, 2025 AUD ($)
Disclosure of detailed information about business combination [line items]
Less: Carrying value of 50% previously held interest in joint operation			$ 0.0	$ 0.0
Gain on remeasurement of 50% previously held interest in joint operation			$ 808.2	$ 0.0	$ 0.0
Gold Road
Disclosure of detailed information about business combination [line items]
(c) Fair value of previously held interest in joint operation	$ 1,197.9					$ 1,829.8
Less: Carrying value of 50% previously held interest in joint operation	(389.7)					$ (595.3)
Gain on remeasurement of 50% previously held interest in joint operation	$ 808.2	$ 1,234.5